Note 20 - Related Party Transactions	12 Months Ended
Dec. 31, 2025
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Disclosure of related party [text block]

Note 20. Related Party Transactions

The Company’s related parties are comprised of significant shareholders of the Company, the executive management group, the board of directors and the close members of the family of these people.

The Company has not granted any loans, guarantees, or other commitments to or on behalf of any of the members in the board of directors or executive management. Other than the remuneration and other transactions relating to the board of directors or executive management and capital increases on the same terms as other investors, no other significant transactions have taken place with the board of directors or executive management for the years ended December 31, 2025, and 2024.